Concentration of Risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Concentration Risk
Total costs	$ 422,551	¥ 2,905,249	¥ 722,830	¥ 577,870
Minimum number of years for economic reform policies pursuing by PRC government	20 years	20 years
Percentage of appreciation (depreciation) of US dollar against RMB	5.00%	5.00%	(5.80%)	6.80%
Business supplier risk | Total cost | Supplier A
Concentration Risk
Total costs		¥ 550,832
Business supplier risk | Total cost | Supplier B
Concentration Risk
Total costs		¥ 491,798	¥ 459,982
Business supplier risk | Total cost | Supplier C
Concentration Risk
Total costs			¥ 81,009